Derivative Instruments - Summary of Losses Associated with Derivative Instruments (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Losses associated with derivatives	$ 2,834	$ 294
Copper put option contracts [member]
Disclosure of detailed information about financial instruments [line items]
Realized loss on copper put options	2,834	2,264
Unrealized gain on copper put options		(1,970)
Losses associated with derivatives	$ 2,834	$ 294